SHARE CAPITAL	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
SHARE CAPITAL
a)	Authorized Capital

Unlimited number of common shares, participating, voting (voting right of 1 vote per share), with no par value.

100,000 Class “B” common shares, non-participating, voting (voting right of 1,000 votes per share), with no par value.

b)	Issued and Outstanding Common Shares

i.	Effective June 8, 2016, the common shares of the Company were consolidated at the ratio of one new common share for every 50 old common shares. The Company issued 12,306 shares to round up fractional entitlements resulting from the consolidation. The number of common shares and basic profit or loss per share calculations disclosed in these financial statements have been adjusted to reflect the retroactive application of this share consolidation.

ii.	On October 10, 2017, the Company passed a resolution authorizing the creation of a new 100,000 Class “B” common shares with the following characteristics: non-participating, no par value, and with the voting right of 1,000 votes per share. On the same day, the Company issued 100,000 Class “B” common shares at $0.001 per share for total proceeds of $100 to a shareholder who is also a Director and Office of the Company.

iii.	On January 18,2018 the Company issued 2,500,000 common shares on the conversion of certain Convertible Promissory Notes totaling US$220,000

On February 22 and 23, 2018, the Company issued 858,611 common shares on the conversion of a Convertible Promissory Note in the amount of US$78,000.

On February 26, 2018 the Company issued 335,450 common shares on the conversion of a Convertible Promissory Note in the amount of US$30,000.

On March 19, 2018 the Company issued 614,885 Common Shares on the conversion of a portion of a Convertible Promissory Note in the amount of US$39,006.

During April and May 2018, the Company issued 2,106,292 common shares on the conversion of a portion of a Convertible Promissory Note totaling US$73,840.

During May and June 2018, Company issued 2,135,034 common shares on the conversion of a portion of a Convertible Promissory Note totaling US$238,130.

During June 2018, the Company issued 1,193,029 common shares on the conversion of a Convertible Promissory Note totaling US$55,000

c)	Share based Payments

On February 1, 2018 the Company entered into two consulting agreements for the provision of business strategy and compliance services. The Company issued 600,000 common shares valued at $7,373.

d)	Share Purchase Warrants

As at June 30, 2018 and December 31, 2017, the Company had no share purchase warrants outstanding

e)	Escrow Shares

On September 19, 2014, the Company entered into an escrow agreement with a creditor. The Company agreed to pay the creditor $2,500 upon signing of the agreement and to issue 75,000 shares (1,500 post-consolidation shares) to be held in escrow. The Company was obligated to pay the creditor a further $7,334 (US$6,687) forty five days after the Company’s stock becomes DWAC-eligible. On December 22, 2016, the Company paid $5,374 (US$4,000) and the creditor agreed to release the shares from escrow.

As of June 30, 2018, the 1,500 shares were held in trust by the corporate lawyer and have not been returned to the Company’s Treasury.